Nature of Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Nature of Operations
1.	Nature of Operations

The company was originally incorporated in California in 1997, and reincorporated in Delaware in 2014. The company is engaged in the development and sale of wireless communications applications, including at times the sale and installation of equipment used to run these applications. The company’s applications are primarily marketed to the end users of the wireless communications carriers under licensing agreements with the company. The company also sells certain applications directly to end users. The company maintains offices in Woodland Park, New Jersey, Reston, Virginia and San Diego, California.

The company has acquired nationwide licenses to spectrum in the 900MHz band and operating equipment from Sprint Corporation pursuant to the Sprint APA (as defined below) (the “Spectrum Assets”) and is developing a dedicated dispatch network to offer push to talk (“PTT”) service in major markets throughout the United States.

On September 15, 2014, the company completed an acquisition from Sprint Corporation of (i) FCC licenses sufficient to operate a nationwide dispatch network in the 900 MHz band and (ii) certain 900 MHz equipment. The company is now focused on deploying a dedicated, wide-area, two-way radio network. Over time, the company intends to deploy the network in 20 major metropolitan areas throughout the United States, with the first markets to be located in the South and Northeast regions, with additional markets to be located in the Midwest, Southwest and West Coast regions, and to focus on serving dispatch-centric, small and medium-sized businesses. For this targeted set of customers, the company intends to offer its DispatchPlus communication solution. DispatchPlus will combine Motorola Solutions Inc.’s and its subsidiaries’ (collectively, “Motorola”) state-of-the-art digital radio technology with pdvConnect. Built with the commercial dispatch user in mind, the Motorola Digital Technology architecture will allow the company to provide a highly reliable, instant and wide-area PTT communication solution. Also developed for dispatch-centric businesses, pdvConnect is an easy to use and efficient workforce management solution that enables businesses to locate and communicate with field workers and improve documentation of work events and job status.

The company has historically funded operations through the issuance of debt and equity instruments. The company had access to a line of credit of up to $3.0 million with a related party (see Note 6) which it subsequently repaid and terminated in September 2014.

During the nine months ended December 31, 2014, the Company:

Entered into an Asset Purchase Agreement with certain wholly-owned subsidiaries of Sprint Corporation (the “Sprint APA”) to purchase the nationwide Spectrum Assets for a total of $100.0 million, with $90.0 million paid in cash from the proceeds of the private placement the company completed in June 2014 (the “June 2014 Private Placement”) (see below) and $10.0 million paid in 500,000 shares of common stock (at a price equal to $20.00 per share).

Completed the June 2014 Private Placement, on June 10, 2014, in which the company sold 10,925,000 shares of common stock at a purchase price of $20.00 per share. The net proceeds from the June 2014 Private Placement after deducting expenses including professional fees and the payment of initial placement fees, were approximately $202 million. Approximately 96% of the net proceeds, or approximately $196 million (net of any initial purchaser’s /placement agent’s discount and placement fees), were held in trust until the closing of the Sprint APA. In September 2014, a portion of the proceeds from the sale of common stock was used to:

•	Pay the outstanding working capital line for $1,470,000 and $351,073 in accrued interest with 65,000 shares of common stock and $521,073 in cash;

•	Pay the promissory note of $540,000 and $272,842 in accrued interest in cash;

•	Pay the outstanding Series AA convertible promissory notes owed to certain employees for $423,852 and $283,856 in accrued interest in cash;

•	Pay $367,695 owed to certain employees for deferred compensation in cash; and

•	Convert the Redeemable Notes (as defined in Note 6 below) of $1,016,956 into 77,734 shares of common stock based on 140% of the outstanding principal and accrued interest.

Closed agreements with Motorola on September 15, 2014, under which Motorola invested $10.0 million to purchase 500,000 Class B Units of the company’s subsidiary, PDV Spectrum Holding Company, LLC (at a price equal to $20.00 per unit) and leased some of the Spectrum Assets for a prepaid price of $7.5 million.

Issued 1,146,457 stock options to purchase the company’s common stock and 83,804 restricted units of the company’s common stock.

In connection with the June 2014 Private Placement, the company completed a number of actions, including:

•	The reincorporation of the company from California to Delaware;

•	The conversion of all outstanding shares of the company’s Series AA Preferred Stock into 748,722 shares of the company’s common stock, the exchange of 661,581 outstanding warrants to purchase shares of Series AA Preferred Stock into 29,809 shares of common stock, and the conversion of the remaining options and warrants to purchase shares of the company’s Series AA Preferred Stock into options or warrants to purchase shares of common stock and the conversion of restricted stock units for shares of its Series AA Preferred Stock into restricted stock units for shares of common stock;

•	The amendment of outstanding Redeemable Notes, in the aggregate principal of $1,016,956, to provide that the Redeemable Notes would automatically be converted at the closing of the Sprint APA into that number of shares of common stock equal to the sum of 140% of the principal plus the outstanding interest on such Redeemable Notes through the conversion divided by $20.00 per share;

•	A 33.11451201-for-1 reverse stock split of all outstanding common stock, which was effected immediately prior to the completion of the June 2014 Private Placement. All share and per share data reported and disclosed in the accompanying financial statements have been retroactively adjusted to give effect to the reverse stock split.

•	Entered into an agreement with Motorola on May 12, 2014, under which Motorola agreed to provide the company with their digital radio technology and handsets that it intends to deploy as part of the nationwide network.

•	An increase in the authorized shares of common stock to 100,000,000 shares and preferred stock to 10,000,000 shares, and a change in the par value of the company’s common stock from no par value to $0.0001 per share. The preferred stock has first priority on liquidation preference over the common stock.

1.	Nature of Operations

The company was incorporated in California in 1997. The company is engaged in the development and sale of wireless communications applications, including at times the sale and installation of equipment used to run these applications. The company’s applications are primarily marketed by wireless communications carriers to their subscribers under licensing agreements with the company. The company also sells certain applications direct to end-users. The company maintains offices in Woodland Park, New Jersey and San Diego, California.

As shown in the accompanying financial statements, the company has incurred losses of approximately $1.2 million in each of fiscal years 2014 and 2013 and has a stockholders’ deficiency of approximately $4.2 million at March 31, 2014. In addition, the company has historically funded operations through the issuance of debt and equity instruments. The company has access to a line of credit of up to $3.0 million with a related party (see note 6). As of March 31, 2014, such line of credit has $1.575 million available for use by the company. In addition, the company has recently raised funds through the sale of additional common stock (see note 12). A portion of the proceeds from the sale of common stock are expected to be used to satisfy the company’s noncurrent liabilities.